Employee Benefits, Defined Contribution Plans (Details) (Defined Contribution Plan, USD $)	3 Months Ended
Mar. 31, 2012 productionfacilities
Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	7
Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	3
Hourly Bargaining Unit Employees | Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	1
Hourly Bargaining Unit Employees | Fixed Rate and Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	2
Hourly Bargaining Unit Employees | No Contributions Required
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	1
Salaried And Certain Hourly Employee Member | Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	4.00%
Hired on or after January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Hired on or after January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Minimum | Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	1,000,000
Minimum | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan annual employer contribution	800
Minimum | Salaried And Certain Hourly Employee Member
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	5,000,000
Minimum | Hired prior to January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Minimum | Hired prior to January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Maximum | Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	3,000,000
Maximum | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan annual employer contribution	2,400
Maximum | Salaried And Certain Hourly Employee Member
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	7,000,000
Maximum | Hired prior to January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	10.00%
Maximum | Hired prior to January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	10.00%